Provisions - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [table]
Provision used	€ 212		€ 0
Provisions for disputes
Disclosure of other provisions [table]
Provision used	200	€ 400
Provision for charges	200	383
Provisions for charges
Disclosure of other provisions [table]
Provision for charges	€ 7	€ 104